Cash and Cash Equivalents (Excluding Overdrafts) - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [line items]
Cash and cash equivalents	£ 333	£ 543
Financial liabilities	0	2
Level 1 of fair value hierarchy [member] | Money market funds [member]
Cash and cash equivalents [line items]
Cash and cash equivalents	£ 11	£ 62
US Dollars [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	29.00%	33.00%
Sterling [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	14.00%	27.00%
Other currency [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	57.00%	40.00%